Optionally Convertible Promissory Notes - Summary of Ordinary Shares To Be Issued To The Holders of Optionally Convertible Promissory Notes (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Interest paid	¥ (867,715)	¥ (1,151,421)	¥ (499,493)
Ending balance	7,405,103	7,530,542
Optionally convertible promissory notes [member] | Liability [Member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Initial recognition upon C-round restructuring		7,762,475
Interest accrued at effective interest rate	495,079	127,509
Interest paid	(446,953)
Exchange differences	(173,565)	(359,442)
Ending balance	7,405,103	7,530,542
Optionally convertible promissory notes [member] | Equity [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Initial recognition upon C-round restructuring		1,489,748
Ending balance	¥ 1,489,748	¥ 1,489,748